ACCUMULATED OTHER COMPREHENSIVE INCOME - Changes in accumulated other comprehensive income by component net of tax (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Mar. 31, 2013
Unrealized gains on available for sale securities
Balance as of September 30, 2012	$ 1,945	[1]
Other comprehensive loss before reclassification	(564)	[1]
Amount reclassified from accumulated other comprehensive income	4	[1]
Total other comprehensive loss	(560)	[1]
Balance as of March 31, 2013	$ 1,385	[1]

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.